Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of stock option activity
	Number of Options	Weighted Average exercise price
Outstanding - Balance at January 1, 2023	535,737	$10.05
Forfeited	(40,958)	$10.15
Exercised	(72,777)	$0.89

Outstanding - Balance at June 30, 2023	422,002	$11.67

Schedule of RSU activity

		Weighted Average
	Number of	Grant Date
	RSUs	Fair Value
Unvested Balance at January 1, 2023	704,350	$24.75
Granted *	143,620	$6.04
Vested	(118,807)	$36.02
Forfeited	(372,454)	$22.30

Unvested Balance at June 30, 2023	356,709	$20.00

*	The RSU awards generally vest over four years, with no exercise price.

Schedule of share based compensation expenses
	Six-months	Six-months
	period ended	period ended
	June 30	June 30
	2023	2022
	USD thousand	USD thousand
Cost of services	31	13
Research and development	502	1,138
Sales and marketing	962	1,467
General and administrative	1,682	2,263

	3,177	4,881